LIQUIDITY AND CAPITAL MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	$ 90,000		$ 92,000
Decrease in capital	(1,900)
Total capital securities	1,406		2,829	$ 2,835
Preferred equity | Brookfield India Real Estate Trust (“India REIT”)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total capital securities	0		$ 1,392
Corporate Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Decrease in capital	(1,500)
Corporate Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Decrease in capital	$ 360	$ 500